Amplify CEF High Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)

INVESTMENT COMPANIES - 99.5%	Shares	Value
Equity - 43.6%
Aberdeen India Fund, Inc.	1,157,667	$ 13,602,587
abrdn Global Dynamic Dividend Fund (a)	705,384	8,542,200
abrdn Healthcare Investors	1,194,853	26,262,869
abrdn Healthcare Opportunities Fund (a)	464,627	8,702,464
abrdn Life Sciences Investors	838,890	16,786,189
abrdn Total Dynamic Dividend Fund (a)	2,470,428	25,470,113
abrdn World Healthcare Fund	667,148	8,939,783
BlackRock ESG Capital Allocation Term Trust	1,516,889	23,845,495
BlackRock Health Sciences Term Trust	516,073	7,921,720
BlackRock Technology and Private Equity Term Trust	1,128,395	10,189,407
CBRE Global Real Estate Income Fund (a)	4,284,129	19,749,835
ClearBridge Energy Midstream Opportunity Fund, Inc.	184,913	9,264,141
Clough Global Opportunities Fund	806,146	4,933,613
DoubleLine Yield Opportunities Fund	572,153	8,050,193
General American Investors Co., Inc.	110,073	7,017,154
Kayne Anderson Energy Infrastructure Fund	668,387	9,243,792
Liberty All-Star Equity Fund	1,299,730	7,551,431
LMP Capital and Income Fund, Inc.	400,669	6,270,470
Neuberger Next Generation Connectivity Fund, Inc.	539,246	8,919,129
Nuveen Real Asset Income and Growth Fund (a)	784,321	10,164,800
NYLI CBRE Global Infrastructure Megatrends Term Fund	586,879	8,920,561
Royce Small-Cap Trust, Inc.	1,384,409	25,570,034
Tortoise Energy Infrastructure Corp. (a)	569,271	24,404,648
Virtus Dividend Interest & Premium Strategy Fund	616,973	9,371,820
Virtus Total Return Fund, Inc.	888,554	6,068,824
		315,763,272

Fixed Income - 55.9%
Aberdeen Asia-Pacific Income Fund, Inc.	1,170,023	17,211,038
abrdn Income Credit Strategies Fund	3,556,222	18,492,354
Advent Convertible and Income Fund (a)	684,338	8,964,828
Ares Dynamic Credit Allocation Fund, Inc.	426,195	5,382,843
BlackRock Capital Allocation Term Trust (a)	1,613,297	25,699,821
BlackRock Corporate High Yield Fund, Inc.	919,759	7,873,137
BlackRock Debt Strategies Fund, Inc. (a)	1,763,406	17,105,038
BlackRock Floating Rate Income Strategies Fund, Inc.	1,004,297	11,037,224
BlackRock Floating Rate Income Trust	845,288	9,010,770
BlackRock Multi-Sector Income Trust	636,349	7,967,090
Brookfield Real Assets Income Fund, Inc.	620,841	7,996,432
Calamos Long/Short Equity & Dynamic Income Trust	355,241	4,646,552
Cohen & Steers Quality Income Realty Fund, Inc.	737,594	9,079,782
DoubleLine Income Solutions Fund	2,099,349	23,218,800
First Trust High Yield Opportunities 2027 Term Fund	598,309	8,196,833
First Trust Senior Floating Rate Income Fund II	736,401	7,113,634
Franklin Ltd. Duration Income Trust (a)	1,145,218	6,630,812
FS Specialty Lending Fund	1,365,355	15,223,708
Invesco Senior Income Trust	4,362,731	13,088,193
KKR Income Opportunities Fund	1,161,643	13,080,100
Nuveen Core Plus Impact Fund	814,982	8,255,768
Nuveen Credit Strategies Income Fund	4,167,979	20,256,378
Nuveen Floating Rate Income Fund	2,892,702	22,187,024
Nuveen Global High Income Fund	490,078	6,238,693
Nuveen Multi-Asset Income Fund	561,723	7,959,615

PGIM Global High Yield Fund, Inc.	675,005		8,167,561
PIMCO Access Income Fund	1,313,790		19,115,645
RiverNorth Opportunities Fund, Inc.	775,986		9,047,997
Saba Capital Income & Opportunities Fund	1,505,912		9,893,842
Virtus Convertible & Income Fund	393,601		6,923,442
Virtus Convertible & Income Fund II	351,407		5,587,371
Western Asset Diversified Income Fund	1,469,019		19,919,898
Western Asset Emerging Markets Debt Fund, Inc.	789,307		8,477,157
Western Asset High Income Fund II, Inc.	2,552,829		10,109,203
Western Asset High Income Opportunity Fund, Inc.	1,659,450		6,040,398
			405,198,981
TOTAL INVESTMENT COMPANIES (Cost $738,602,559)			720,962,253

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.5%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (b)	24,994,854		24,994,854
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $24,994,854)			24,994,854

MONEY MARKET FUNDS - 0.4%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (b)	3,209,443		3,209,443
TOTAL MONEY MARKET FUNDS (Cost $3,209,443)			3,209,443

TOTAL INVESTMENTS - 103.4% (Cost $766,806,856)			749,166,550
Liabilities in Excess of Other Assets - (3.4)%		(0.03371)	(24,433,403)
TOTAL NET ASSETS - 100.0%			$ 724,733,147

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $24,366,224.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify CEF High Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$ 720,962,253	$ –	$ –	$ 720,962,253
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	24,994,854
Money Market Funds	3,209,443	–	–	3,209,443
Total Investments	$ 724,171,696	$ –	$ –	$ 749,166,550

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.